State Street SPDR Portfolio Long Term Treasury ETF Investment Strategy - State Street SPDR Portfolio Long Term Treasury ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the Bloomberg Long U.S. Treasury Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 years or more. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 years or more, are rated investment grade, and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of July 31, 2025, there were 92 securities in the Index and the dollar-weighted average maturity of the securities in the Index was 22.09 years.The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.